Property and equipment (Details 2) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Depreciation expenses	₩ 40,069	₩ 50,906
Selling General and Administratives Expenses [Member]
Entity Information [Line Items]
Depreciation expenses	7,611	7,811	₩ 84,741	₩ 197,432
Research and development costs [Member]
Entity Information [Line Items]
Depreciation expenses	₩ 32,458	₩ 43,095